Property, Equipment and Capitalized Software (Tables)	12 Months Ended
Dec. 31, 2010
Property, Equipment and Capitalized Software
Summary of property, equipment and capitalized software

(in millions)	December 31, 2010	December 31, 2009
Land	$38	$32
Buildings and improvements	764	662
Computer equipment	1,418	1,504
Furniture and fixtures	224	235
Less accumulated depreciation	(1,417)	(1,487)

Property and equipment, net	1,027	946

Capitalized software	2,535	2,445
Less accumulated amortization	(1,362)	(1,251)

Capitalized software, net	1,173	1,194

Total property, equipment and capitalized software, net	$2,200	$2,140